Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Effects Of Foreign Currency Movements [Line Items]
Advertising expense	$ 843	$ 925	$ 864
Foreign exchange gains (losses)	$ 62	$ (87)	$ (40)